Consolidated Income Statements ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2016 INR (₨) ₨ / shares
Revenues	₨ 2,856,910.8	$ 43,834.4	₨ 2,632,176.8	₨ 2,682,793.8
Finance revenues	26,040.3	399.5	24,318.3	22,318.8
Total revenues	2,882,951.1	44,233.9	2,656,495.1	2,705,112.6
Change in inventories of finished goods and work-in-progress	(20,465.8)	(314.0)	(73,751.2)	(27,540.1)
Purchase of products for sale	159,039.9	2,440.2	139,245.3	128,494.6
Raw materials, components, and consumables	1,718,028.0	26,360.2	1,593,803.1	1,536,255.1
Employee cost	302,624.8	4,643.2	283,588.0	288,117.4
Defined benefit pension plan amendment	(36,090.1)	(553.7)
Depreciation and amortization	209,818.2	3,219.3	182,405.4	168,074.9
Other expenses	629,755.4	9,662.5	608,461.6	585,321.4
Provision/(Reversal) for loss of inventory (net of insurance recoveries)	(111.9)	(1.7)	(13,301.0)	16,383.9
Expenditure capitalized	(185,882.0)	(2,852.0)	(168,768.8)	(166,783.2)
Assets written off/loss on sale of assets and others (net)	29,148.6	447.2	11,418.6	9,477.4
Other (income)/loss (net)	(47,873.3)	(734.5)	(39,590.1)	(12,613.0)
Foreign exchange (gain)/loss (net)	2,758.8	42.3	13,284.8	20,588.0
Interest income	(7,122.4)	(109.3)	(5,640.7)	(7,186.6)
Interest expense (net)	46,365.0	711.4	42,365.7	47,912.6
Share of (profit)/loss of equity accounted investees (net)	(22,782.6)	(349.6)	(14,930.0)	(5,774.7)
Net income before tax	105,740.5	1,622.4	97,904.4	124,384.9
Income tax expense	(38,058.5)	(583.9)	(35,670.0)	(27,512.7)
Net Income	67,682.0	1,038.5	62,234.4	96,872.2
Attributable to:
Shareholders of Tata Motors Limited	66,660.8	1,022.8	61,210.5	95,883.4
Non-controlling interests	₨ 1,021.2	$ 15.7	₨ 1,023.9	₨ 988.8
Ordinary shares [Member]
Earnings per share:
Basic | (per share)	₨ 19.6	$ 0.3	₨ 18.0	₨ 28.4
Diluted | (per share)	19.6	0.3	18.0	28.4
'A' Ordinary shares [Member]
Earnings per share:
Basic | (per share)	19.7	0.3	18.1	28.5
Diluted | (per share)	₨ 19.7	$ 0.3	₨ 18.1	₨ 28.5